Accounts receivable, prepaids and other (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of accounts receivable, prepaids and other

	2021	2020
	$	$

Current portion of derivative instruments (Note 14)	12,823	3,252
Supplier advances	7,291	5,208
Prepaid expenses	4,151	4,903
Other receivables	7,847	7,943
	32,112	21,306